CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating expenses:
Compensation and related taxes	$ 1,068,955	$ 1,439,412	$ 2,345,083	$ 3,073,655	$ 7,076,696	$ 19,726,749	$ 27,885,524
Exploration cost	1,346,699	299,603	1,881,425	715,075	3,204,629	5,221,001	10,225,652
Consulting fees	375,258	437,080	653,051	782,613	1,579,211	2,334,297	9,484,687
General and administrative expenses	1,048,361	962,154	2,071,371	2,066,030	3,830,117	4,172,283	9,434,870
Total operating expenses	3,839,273	3,138,249	6,950,930	6,637,373	15,690,653	31,454,330	57,030,733
Operating loss from continuing operations	(3,839,273)	(3,138,249)	(6,950,930)	(6,637,373)	(15,690,653)	(31,454,330)	(57,030,733)
OTHER INCOME (EXPENSES):
Warrant settlement expense		(45,484)		(45,484)	(45,484)	(4,883,196)	(9,727,680)
Realized gain - available for sale securities		1,205,000		1,656,333	1,656,333	1,490,600	3,146,933
Interest expense and other finance costs, net of interest income	(1,065)	(8,995)	(2,231)	(17,702)	(23,584)	(11,408,798)	(15,947,858)
Total other income (expenses) - net	(1,065)	1,150,521	(2,231)	1,593,147	1,587,265	(17,598,419)	(18,596,854)
Loss from continuing operations before provision for income taxes	(3,840,338)	(1,987,728)	(6,953,161)	(5,044,226)	(14,103,388)	(49,052,749)	(75,627,587)
Net loss attributable to Pershing Gold Corporation	$ (3,840,338)	$ (1,987,728)	$ (6,953,161)	$ (5,044,226)	$ (14,103,388)	$ (49,104,211)	$ (74,997,737)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.24)	$ (0.37)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted (in shares)	280,270,650	273,292,023	279,065,711	271,700,310	272,620,776	219,530,283	229,376,312